GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE

Years ended December 31	2020	2019
Salaries and benefits	$16,067	$11,041
Consulting and professional fees	4,076	2,391
Insurance	1,584	616
Computer	1,133	900
Travel	291	1,100
Office and other expenses	1,475	2,067
	$24,626	$18,115